Off-balance sheet commitments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Off-balance sheet commitments

D.21. Off-balance sheet commitments

The off balance sheet commitments presented below are shown at their nominal value.

D.21.1. Off balance sheet commitments relating to operating activities

Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2017		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Operating leases(a)	1,452	294	407	284	467

Irrevocable purchase commitments(b)

∎ given(c)	5,500	3,101	1,021	483	895

∎ received	(181)	(87)	(56)	(10)	(28)

Research and development license agreements

∎ commitments related to R&D and other commitments(d)	951	577	342	10	22

∎ potential milestone payments(e)	1,907	84	246	941	636

Firm commitments under the agreement with BMS(f)	97	97	-	-	-
Total	9,726	4,066	1,960	1,708	1,992

(a)	Operating leases as of December 31, 2017 include €127 million of commitments given to joint ventures.
(b)

These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2016, irrevocable commitments amounted to €4,192 million given and €(229) million received (excluding the Animal Health business).

(c)	Irrevocable purchase commitments given as of December 31, 2017 include €1,207 million of commitments to joint ventures.
(d)	Commitments related to R&D, and other commitments, amounted to €1,572 million as of December 31, 2016 (excluding the Animal Health business).
(e)

This line includes only potential milestone payments on projects regarded as reasonably possible, i.e. on projects in the development phase. Potential milestone payments as of December 31, 2016 amounted to €2,072 million (excluding the Animal Health business).

(f)	See Note C.2.

Operating leases

Sanofi leases some of the property and equipment used in the ordinary course of business under operating leases. The majority of future operating lease rental commitments relate to real estate assets; the remainder relate to vehicles and other leased assets. Future minimum lease payments due under non-cancelable operating leases as of December 31, 2017 were €1,452 million (versus €1,507 million as of December 31, 2016 and €1,567 million as of December 31, 2015).

Total rental expense recognized in the year ended December 31, 2017 was €291 million (versus €309 million in the year ended December 31, 2016 and €340 million in the year ended December 31, 2015).

Research and development license agreements

In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.

The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and potential milestone payments regarded as reasonably possible (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known and considered as probable and for which there is a sufficiently reliable estimate). It excludes commitments relating to projects in the research phase (€7.2 billion in 2017, €6.2 billion in 2016, €4.7 billion in 2015), and payments contingent upon the attainment of sales targets once a product is commercialized (€10.1 billion in 2017, €8.2 billion in 2016, €8.0 billion in 2015).

Major agreements entered into during 2017 were as follows:

∎

On January 9, 2017, Sanofi and Immunext announced an agreement to develop a novel antibody to treat auto-immune diseases such as multiple sclerosis and lupus. Under the agreement, Sanofi acquired an exclusive worldwide license to INX-021, a monoclonal CD40L antibody currently in preclinical development. A second parallel agreement was signed to support clinical trials.

∎

On March 3, 2017, Sanofi Pasteur and MedImmune (a division of AstraZeneca) announced an agreement to develop and commercialize a monoclonal antibody (MEDI8897) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants.

∎

On May 30, 2017, ImmunoGen and Sanofi finalized an amendment to the license and collaboration agreement signed in 2003. ImmunoGen has granted Sanofi a fully paid and exclusive license to develop, manufacture and commercialize the full series of compounds developed by Sanofi using ImmunoGen technology.

∎

On July 20, 2017, Sanofi and Ablynx announced an alliance to reinforce treatments of inflammatory and auto-immune diseases under which Sanofi could pay Ablynx up to €2.4 billion. On January 29, 2018, Sanofi announced that it had entered into a definitive agreement to acquire all of the outstanding ordinary shares, warrants and convertible bonds of Ablynx (see Note G/).

∎

On September 28, 2017, Sanofi and Thermalin, Inc. announced a worldwide collaboration to discover and develop novel, engineered insulin analogues. The collaboration builds on Thermalin’s pioneering science, which alters the insulin molecule to achieve greater therapeutic performance.

∎

On November 9, 2017, Sanofi and Principia Biopharma, Inc. signed a license agreement to develop Principia’s Bruton’s tyrosine kinase (BTK) inhibitor (PRN2246), in the treatment of multiple sclerosis and, potentially, other central nervous system diseases. Sanofi will pay an upfront payment of $40 million to Principia, future milestone payments of up to $765 million, and royalties on sales of the product.

Other major agreements entered into by Sanofi in prior years are described below:

∎

Hanmi Pharmaceutical Co., Ltd. (2016): amendment to the license agreement originally signed on November 5, 2015. Under the terms of the amendment, Sanofi returned to Hanmi the rights for a weekly-administered insulin, and Hanmi re-assumed at its own expense responsibility for developing the weekly-administered efpeglenatide/insulin combination for a specified period of time, with other contractual terms relating to the combination remaining unchanged. The financial terms of the efpeglenatide collaboration as regards development and registration milestone payments, Hanmi’s entitlement to royalties and Hanmi’s contribution to the development costs of efpeglenatide were also amended. In return, Hanmi committed to pay €196 million to Sanofi, of which €98 million was paid in 2017.

∎

JHL Biotech, Inc. (2016): collaboration to develop and commercialize biological therapeutic treatments in China, with the potential for international expansion. JHL retains responsibility for development, registration and production, while Sanofi is responsible for commercialization.

∎	DiCE Molecules (2016): five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi.

∎

Innate Pharma (2016): collaboration and licensing agreement to apply Innate Pharma’s new proprietary technology to the development of innovative bispecific antibody formats engaging natural killer (NK) cells to kill tumor cells through the activating receptor NKp46.

∎

Lexicon Pharmaceuticals, Inc. (2015): collaboration and license agreement to develop and commercialize sotagliflozine, an investigational dual inhibitor of sodium-glucose cotransporters 1 and 2 (SGLT-1 and SGLT-2).

∎	BioNTech A.G. (2015): exclusive collaboration and license agreement to discover and develop up to five cancer immunotherapies.

∎

Evotec AG and Apeiron Biologics AG (2015): collaboration and license agreement to discover and develop first-in-class small molecule-based immuno-oncology therapies to treat solid and hematological cancers.

∎	Evotec International GmbH (2015): strategic research collaboration to develop beta cell-modulating diabetes treatments, which may reduce or eliminate the need for insulin injections.

∎

Regeneron (2015): collaboration agreement on the discovery, development and commercialization of antibodies in the field of immuno-oncology (see Note C.1.). An amendment to that agreement was signed on January 8, 2018 (see Note G/).

∎	Regeneron (2015): amendment to the September 2003 collaboration agreement on the development and commercialization of Zaltrap® (aflibercept) (see Note C.1.).

∎

Lead Pharma (2015): research collaboration and license agreement for the discovery, development and commercialization of small-molecule therapies directed against “ROR gamma t” nuclear hormone receptors to treat auto-immune diseases.

∎	Voyager Therapeutics (2015): collaboration agreement for the discovery, development and commercialization of new gene therapies to treat serious disorders of the central nervous system.

∎	Immune Design (2014): license agreement for the use of Immune Design’s GLAAS® research platform to develop therapeutic agents capable of treating an identified food allergy.

∎	Eli Lilly and Company (2014): agreement to pursue regulatory approval for non-prescription Cialis® (tadalafil).

∎

Alnylam Pharmaceuticals, Inc. (2014): extension of the strategic agreement to develop and commercialize treatments for rare genetic diseases. An amendment to that agreement was signed on January 7, 2018 (see Note G/).

∎

UCB (2014): scientific and strategic collaboration for the discovery and development of innovative anti-inflammatory small molecules, which have the potential to treat a wide range of immune-mediated diseases in areas such as gastroenterology and arthritis.

∎

Ascendis (2010): licensing and patent transfer agreement on Transcon Linker and Hydrogel Carrier technology. The agreement enables Sanofi to develop, manufacture and commercialize products combining this technology with active molecules for the treatment of diabetes and related disorders.

∎

Avila Therapeutics, Inc. (acquired by Celgene Corporation in 2012): 2010 alliance to discover target covalent drugs for the treatment of cancers, directed towards six signaling proteins that are critical in tumor cells.

∎	Regulus Therapeutics, Inc. (2010): discovery, development and commercialization of novel micro-RNA therapeutics in fibrosis.

∎	Exelixis, Inc. (2009): global license agreement for XL765.

Sanofi and its alliance partners have decided to terminate the following agreements (the related commitments are no longer disclosed as of December 31, 2017):

∎	Sanofi and Vivus, Inc. have discontinued their agreement to develop, manufacture and commercialize avanafil.

∎

Sanofi and Warp Drive have decided to end the collaboration initiated in January 2016 relating to two key programs (ABC and non ABC) to develop novel anti-cancer and antibiotic agents derived from proprietary platforms.

Other agreements

Sanofi has entered into two agreements, with Royalty Pharma (December 2014) and NovaQuest (December 2015), which have similar characteristics in that the partners jointly bear a portion of the remaining development cost of the project on a quarterly basis in return for a share of future sales. These transactions are co-investments, whereby the partner acquires an interest in the jointly-developed product by providing funding towards the development program. Consequently, the amounts received by Sanofi will be recorded as a reduction in development costs, to the extent that the development costs incurred by Sanofi are recognized in profit or loss in accordance with the policies described in Note B.4.1. The commitments under these two agreements were altered by the following events that occurred in 2017:

∎	The products being developed under the December 2014 agreement with Royalty Pharma were launched in the United States and Europe, marking the end of the joint development programs.

∎

Sanofi announced the discontinuation of development on the Clostridium Difficile program on December 1, 2017, thereby cancelling any future commitments under the December 2015 joint development agreement with NovaQuest.

On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility will be made 50/50 by the two partners. In addition, Sanofi could pay Lonza in the region of €0.8 billion over the next fifteen years partly as its share of operating expenses and the cost of producing future batches, and partly to reserve capacity in the new facility.

In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2017), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.

D.21.2. Off balance sheet commitments relating to financing activities

Credit facilities

Undrawn credit facilities are as follows:

December 31, 2017		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,010	7	8,003	-	-

As of December 31, 2017, total credit facilities amounted to €8,010 million (versus €8,000 million as of December 31, 2016 and 2015, excluding the Animal Health business).

Guarantees

The table below shows the amount of guarantees given and received:

(€ million)	2017	2016	2015
Guarantees given:	2,986	3,946	3,972
∎ Guarantees provided to banks in connection with credit facilities	1,318	2,189	2,260

∎ Other guarantees given	1,668	1,757	1,712
Guarantees received	(181)	(211)	(187)

D.21.3. Off balance sheet commitments relating to Sanofi entities and business combinations

Funding commitments to associates and joint ventures are disclosed in Note D.6.

The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.